DEBT (Tables)	3 Months Ended
Mar. 31, 2025
Debt Disclosure [Abstract]
Schedule of convertible notes

	2025	2024
Principal Outstanding	$–	$166,650
Less: unamortized debt discount	–	(45,725)
Convertible notes, net	$–	$120,925

Schedule of outstanding convertible notes and derivative liability

	Face Amount		Derivative Liability
	03/31/2025	03/31/2024	03/31/2025	03/31/2024
1800 Diagonal Lending	$–	$–	$–	$108,958
Carebourn	–	–	–	–
Carebourn	–	–	–	–
More Capital	–	–	–	–
EMA	–	–	–	–
	$–	$–	$–	$108,958

Schedule of derivative liability

Derivative Liability
Balances at December 31, 2024	$(57,235)
Loss on issuance of debt	–
Issuance of convertible note - 1800 Diagonal Lending	–
Change in fair value	–
EMA settlement	–
Balances at March 31, 2025	$(57,235)

Schedule of loans payable

	March 31,	December 31,
	2025	2024
RI - line of credit	$153,358	$153,358
RI - Short-term loans	46,544	46,544
WS - line of credit	218,616	218,616
WS - Short-term loans	151,970	151,970
OPT – Optilan Communications & Security Ltd	970	1,042
Loans payable, current	$571,458	$571,530

RI - SBA EIDL	$102,597	$102,597
RI - long-term loans	65,532	63,532
WS - SBA EIDL	26,307	26,307
WS - long-term loans	97,532	97,532
Loans payable, non-current	$291,967	$291,967